UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  August 10, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  49
Form 13F Information Table Value Total:  $134,560
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE

                                                       VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
A T & T Corp                    COM     001957505       4501    236379  SH              SOLE           227129             9250
ALTRIA GROUP INC                COM     718154107       263     4060    SH              SOLE           4060               0
ANHEUSER BUSCH CO INC           COM     035229103       3701    80890   SH              SOLE           78090              2800
APACHE CORP                     COM     037411105       1087    16828   SH              SOLE           13764              3064
BANK OF AMERICA CORP            COM     060505104       3430    75192   SH              SOLE           72352              2840
BP PLC ADR                      ADR     055622104       1080    17312   SH              SOLE           14082              3230
BRISTOL-MEYERS SQUIBB CO        COM     110122108       3739    149660  SH              SOLE           144110             5550
CABELAS INC                     COM     126804301       482     22560   SH              SOLE           18300              4260
CADBURY SCHWEPPES ADR           COM     127209302       1091    28470   SH              SOLE           22910              5560
CHESAPEAKE ENERGY               COM     165167107       1229    53915   SH              SOLE           43115              10800
CIMAREX ENERGY CO               COM     171798101       957     24590   SH              SOLE           19770              4820
CLEAR CHANNEL COMMUN            COM     184502102       4157    134400  SH              SOLE           128840             5560
CORN PRODUCTS INTL INC          COM     219023108       5557    233865  SH              SOLE           225755             8110
DEVON ENERGY CORP NEW           COM     25179M103       7128    140655  SH              SOLE           135515             5140
EASTMAN KODAK COMPANY           COM     277461109       4294    159908  SH              SOLE           152988             6920
EL PASO CORPORATION             COM     28336L109       888     77065   SH              SOLE           62510              14555
ENERGY PARTNERS                 COM     29270U105       4220    161010  SH              SOLE           155435             5575
FRESH DEL MONTE PRD ORDF        COM     G36738105       4255    158065  SH              SOLE           151405             6660
GENERAL MILLS INC               COM     370334104       4587    98030   SH              SOLE           95750              2280
GLOBAL SANTA FE                 COM     3930E1017       6878    168580  SH              SOLE           162360             6220
GUIDANT CORP                    COM     401698105       738     10970   SH              SOLE           8150               2820
HALLIBURTON CO HLDG CO          COM     406216101       843     17630   SH              SOLE           13370              4260
HARMONY GLD MNG SP              ADR     413216300       744     86920   SH              SOLE           70955              15965
HASBRO INC                      COM     418056107       6834    328720  SH              SOLE           315220             13500
JDS UNIPHASE CORPORATION        COM     46612J101       319     210095  SH              SOLE           173945             36150
JETBLUE AIRWAYS CORP            COM     477143101       349     17050   SH              SOLE           12700              4350
JOHNSON & JOHNSON               COM     478160104       283     4350    SH              SOLE           4350               0
KERR-MC GEE CORPORATION         COM     492386107       3566    46726   SH              SOLE           44994              1732
KIMBERLY CLARK CORP             COM     494368103       888     14190   SH              SOLE           11060              3130
KING PHARMACEUTICALS            COM     495582108       4150    398255  SH              SOLE           386435             11820
KONINKLIJKE AHOLD NV ADR NEW    ADR     500467303       1766    215921  SH              SOLE           205931             9990
KRAFT FOODS INC                 COM     50075N104       4994    157005  SH              SOLE           150535             6470
LINENS'N THINGS                 COM     535679104       4030    170340  SH              SOLE           162930             7410
LONE STAR TECHNOLOGIES          COM     542312103       1299    28550   SH              SOLE           22610              5940
MATTEL INCORPORATED             COM     577081102       867     47395   SH              SOLE           39195              8200
MC DONALDS CORP                 COM     580135101       1025    36935   SH              SOLE           30135              6800
MERCK & CO                      COM     589331107       317     10300   SH              SOLE           10300              0
MICROSOFT CORPORATION           COM     594972408       6227    250666  SH              SOLE           241766             8900
NEWELL RUBBERMAID INC           COM     651229106       4463    187223  SH              SOLE           181023             6200
NOKIA CORP SPON ADR             ADR     654902204       959     57610   SH              SOLE           44430              13180
PEPSICO INC                     COM     713448108       732     13565   SH              SOLE           9795               3770
PFIZER INC                      COM     717081103       1282    46485   SH              SOLE           38185              8300
PLACER DOME INC                 COM     725906101       5009    325685  SH              SOLE           314230             11455
SCHOLASTIC CORP                 COM     807066105       1019    26430   SH              SOLE           21010              5420
SMITHFIELD FOODS INC            COM     832248108       4819    176720  SH              SOLE           170590             6130
SUNOCO INC                      COM     86764P109       6236    54855   SH              SOLE           52825              2030
SYMANTEC CORP                   COM     871503108       981     45135   SH              SOLE           36340              8795
TIME WARNER INC                 COM     887317105       5014    300040  SH              SOLE           289925             10115
TOYS R US INC HOLDING CO        COM     892335100       1283    48450   SH              SOLE           35850              12600

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